Other liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Accruals and deferred income including contract liabilities [abstract]
Accruals and deferred income	£ 4,173	£ 3,683
Other creditors	4,793	3,447
Items in the course of collection due to other banks	202	88
Lease liabilities (refer to Note 21)	1,317	1,444
Liabilities included in disposal groups classified as held for sale	20	0
Other liabilities	£ 10,505	£ 8,662